Unaudited Consolidated Statements of (Loss) Income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Income Statement [Abstract]
Revenues	$ 500,781	$ 547,639	$ 1,558,209	$ 1,776,366
Voyage expenses	(42,454)	(37,213)	(133,891)	(97,102)
Vessel operating expenses	(200,456)	(204,156)	(599,500)	(625,672)
Time-charter hire expense	(28,645)	(33,810)	(98,106)	(111,727)
Depreciation and amortization	(136,942)	(141,688)	(422,713)	(426,924)
General and administrative expenses	(27,662)	(30,052)	(88,641)	(92,890)
Asset impairments (note 7a)	(243,659)	0	(245,159)	(43,649)
Net loss on sale of vessels, equipment and other operating assets (note 7b)	(7,926)	(7,838)	(25,095)	(54,413)
Restructuring charges (note 12)	(2,883)	(3,117)	(5,059)	(22,921)
(Loss) income from vessel operations	(189,846)	89,765	(59,955)	301,068
Interest expense	(74,499)	(68,490)	(219,237)	(213,948)
Interest income	1,900	1,143	4,917	3,507
Realized and unrealized (losses) gains on non-designated derivative instruments (note 14)	(6,128)	29,926	(43,173)	(166,967)
Equity income (loss) (note 7c)	1,264	21,070	(36,373)	73,706
Foreign exchange (loss) gain (notes 8 and 14)	(2,642)	6,116	(22,888)	(19,555)
Loss on deconsolidation of Teekay Offshore (note 3)	(103,188)	0	(103,188)	0
Other (loss) income	(4,705)	480	(5,169)	(20,806)
(Loss) income before income taxes	(377,844)	80,010	(485,066)	(42,995)
Income tax (expense) recovery (note 15)	(5,221)	133	(11,767)	(2,366)
Net (loss) income	(383,065)	80,143	(496,833)	(45,361)
Less: Net loss (income) attributable to non-controlling interests (note 3)	370,483	(74,071)	358,843	(75,159)
Net (loss) income attributable to the shareholders of Teekay Corporation	$ (12,582)	$ 6,072	$ (137,990)	$ (120,520)
Per common share of Teekay Corporation (note 16)
Basic (loss) income attributable to shareholders of Teekay Corporation (in usd per share)	$ (0.15)	$ 0.07	$ (1.60)	$ (1.63)
Diluted (loss) income attributable to shareholders of Teekay Corporation (in usd per share)	(0.15)	0.07	(1.60)	(1.63)
Cash dividends declared (in usd per share)	$ 0.055	$ 0.055	$ 0.165	$ 0.165
Weighted average number of common shares outstanding (note 16)
Basic (in shares)	86,261,330	84,887,101	86,232,315	76,887,689
Diluted (in shares)	86,261,330	84,973,745	86,232,315	76,887,689